Vessels, Port Terminals and Other Fixed Assets	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS [Text Block]
NOTE 7: VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS

		Accumulated	Net Book
Vessels	Cost	Depreciation	Value
Balance December 31, 2008	$538,587	$(54,322)	$484,265
Additions	883,108	(32,498)	850,610
Disposals	(30,975)	5,844	(25,131)

Balance December 31, 2009	1,390,720	(80,976)	1,309,744
Additions	544,234	(54,581)	489,653
Disposals	(386,571)	8,475	(378,096)

Balance December 31, 2010	1,548,383	(127,082)	1,421,301
Additions	133,874	(63,203)	70,671
Disposals	(81,454)	4,707	(76,747)

Balance December 31, 2011	$1,600,803	$(185,578)	$1,415,225

		Accumulated	Net Book
Port Terminals	Cost	Depreciation	Value
Balance December 31, 2008	$44,425	$(3,879)	$40,546
Additions	3,045	(2,244)	801
Transfer to port terminals	12,659	(437)	12,222

Balance December 31, 2009	60,129	(6,560)	53,569
Additions	5,129	(2,471)	2,658

Balance December 31, 2010	65,258	(9,031)	56,227
Additions	9,230	(2,538)	6,692
Disposals	(152)	103	(49)
Balance December 31, 2011	$74,336	$(11,466)	$62,870

		Accumulated	Net Book
Tanker vessels, barges and push boats (Navios Logistics)	Cost	Depreciation	Value
Balance December 31, 2008	$220,673	$(13,436)	$207,237
Additions	30,829	(16,049)	14,780
Disposals	(392)	250	(142)
Transfer to port terminals	(12,659)	437	(12,222)

Balance December 31, 2009	238,451	(28,798)	209,653
Additions	40,453	(13,886)	26,567
Disposals	(67)	47	(20)

Balance December 31, 2010	278,837	(42,637)	236,200
Additions	62,153	(15,378)	46,775

Balance December 31, 2011	$340,990	$(58,015)	$282,975

		Accumulated	Net Book
Tanker vessels (Navios Acquisition)	Cost	Depreciation	Value
Balance December 31, 2009	$—	$—	$—
Vessels delivered from initial acquisition	119,251	(2,024)	117,227
VLCC Acquisition (Note 3)	419,500	(7,068)	412,432

Balance December 31, 2010	538,751	(9,092)	529,659
Additions	31,774	(7,198)	24,576
Navios Acquisition deconsolidation	(570,525)	16,290	(554,235)
Balance December 31, 2011	$—	$—	$—

		Accumulated	Net Book
Other fixed assets	Cost	Depreciation	Value
Balance December 31, 2008	$6,966	$(1,920)	$5,046
Additions	592	(734)	(142)
Disposals	(345)	216	(129)
Write off of fully depreciated assets	(673)	673	—

Balance December 31, 2009	6,540	(1,765)	4,775
Additions	2,389	(822)	1,567
Disposals	(162)	110	(52)

Balance December 31, 2010	8,767	(2,477)	6,290
Additions	1,331	(745)	586

Balance December 31, 2011	$10,098	$(3,222)	$6,876

		Accumulated	Net Book
Total	Cost	Depreciation	Value
Balance December 31, 2008	$810,651	$(73,557)	$737,094
Additions	917,574	(51,525)	866,049
Disposals	(31,712)	6,310	(25,402)
Write off of fully depreciated assets	(673)	673	—

Balance December 31, 2009	1,695,840	(118,099)	1,577,741
Additions	1,130,956	(80,852)	1,050,104
Disposals	(386,800)	8,632	(378,168)

Balance December 31, 2010	2,439,996	(190,319)	2,249,677
Additions	238,362	(89,062)	149,300
Disposals	(81,606)	4,810	(76,796)
Navios Acquisition deconsolidation	(570,525)	16,290	(554,235)

Balance December 31, 2011	$2,026,227	$(258,281)	$1,767,946

Sale of Vessels

On June 10, 2009, Navios Holdings sold to Navios Partners the rights to the Navios Sagittarius, a 2006 Japanese-built Panamax vessel, for cash consideration of $34,600 (see Note 16).

On October 29, 2009, Navios Holdings sold to Navios Partners the Navios Apollon for cash consideration of $32,000 (see Note 16).

On January 8, 2010, Navios Holdings sold the Navios Hyperion, a 2004-built Panamax vessel, to Navios Partners for a cash consideration of $63,000 (see Note 16).

On March 18, 2010, Navios Holdings sold the Navios Aurora II, a 2009 South Korean-built Capesize vessel, to Navios Partners for a consideration of $110,000. Out of the $110,000 purchase price, $90,000 was paid in cash and the remaining amount was paid through the receipt of 1,174,219 common units of Navios Partners. (see Notes 9, 16).

On May 21, 2010, Navios Holdings sold the Navios Pollux, a 2009 South-Korean-built Capesize vessel, to Navios Partners for a cash consideration of $110,000 (see Note 16).

On November 15, 2010, Navios Holdings sold to Navios Partners the vessels Navios Melodia and Navios Fulvia, two 2010-built Capesize vessels, for a total consideration of $176,971, of which $162,000 was paid in cash and the remaining with 788,370 common units of Navios Partners (see Note 9, 16).

On May 19, 2011, Navios Holdings sold the Navios Luz, a 2010-built Capesize vessel, and the Navios Orbiter, a 2004-built Panamax vessel, to Navios Partners for a total consideration of $130,000, of which $120,000 was paid in cash and $10,000 was paid through the receipt of 507,916 newly issued common units of Navios Partners (see Note 9, 16).

Vessel Acquisitions

As of December 31, 2011, Navios Holdings exercised purchase options in respect of six Ultra Handymax, six Panamax and one Capesize vessels. The Navios Meridian, Navios Mercator, Navios Arc, Navios Galaxy I, Navios Magellan, Navios Horizon, Navios Star, Navios Hyperion, Navios Orbiter, Navios Hope, Navios Fantastiks, Navios Vector and Navios Astra were delivered at various dates from November 30, 2005 until February 21, 2011. The rights to the Navios Fantastiks were sold to Navios Partners on November 15, 2007, while the Navios Hope was sold to Navios Partners on July 1, 2008.

Of the eight remaining Capesize vessels, the Navios Bonavis, with a capacity of 180,022 dwt, was delivered on June 29, 2009 for an acquisition price of $120,746, the Navios Happiness, with a capacity of 180,022 dwt, was delivered on July 23, 2009 for an acquisition price of $120,843, the Navios Pollux, with a capacity of 180,727 dwt, was delivered on July 24, 2009 for an acquisition price of $110,781, the Navios Aurora II with a capacity of 169,031 dwt, was delivered on November 25, 2009 for an acquisition price of $110,716 (of which $92,179 was paid in cash, $10,000 was paid in shares of common stock (698,812 shares issued in December 2007 to the shipbuilder in connection with a progress payment at $14.31 per share, which represents the closing price for the common stock of the Company on the date of issuance) and the remaining amount was funded through the issuance of 1,702 shares of preferred stock, see also Note 17), the Navios Lumen with a capacity of 180,661 dwt, was delivered on December 10, 2009 for an acquisition price of $112,375, the Navios Phoenix with a capacity of 180,242 dwt, was delivered on December 21, 2009 for an acquisition price of $105,895 and the Navios Stellar with a capacity of 169,001 dwt, was delivered on December 23, 2009 for an acquisition price of $94,854 (of which $85,692 was paid in cash and the remaining amount was funded through the issuance of 1,800 shares of preferred stock, see also Note 17).

The eighth remaining Capesize vessel, the Navios Antares, with a capacity of 169,059 dwt, was delivered on January 20, 2010 for an acquisition price of $115,747 (of which $30,847 was paid in cash, $10,000 was paid in shares of common stock (698,812 common shares issued in December 2007 to the shipbuilder in connection with a progress payment at $14.31 per share, which represents the closing price for the common stock of the Company on the date of issuance), $64,350 was financed through loan and the remaining amount was funded through the issuance of 1,780 shares of preferred stock (see also Note 17).

In June 2008, Navios Holdings entered into agreements to acquire two Ultra Handymax vessels for its wholly owned fleet. The first vessel, the Navios Ulysses, is a 2007-built, 55,728 dwt, Ultra Handymax built in Japan that was delivered on October 10, 2008. The vessel's purchase price was approximately $79,123. The second vessel, the Navios Vega, is a 58,792 dwt, 2009-built Ultra Handymax vessel built in Japan that was delivered on February 18, 2009 for an acquisition cost of approximately $72,140, of which $40,000 was paid in cash and the remaining amount was paid through the issuance of a 2% convertible debt having a three-year maturity (see Note 11).

In June 2009, Navios Holdings entered into agreements to acquire four additional Capesize vessels (the Navios Melodia, Navios Fulvia, Navios Buena Ventura and Navios Bonheur) for its wholly owned fleet. Their delivery was expected on various dates during the second half of 2010. Total consideration for the vessels was $324,450. Part of the consideration amounting to $93,700 could be paid with preferred stock at the Company's option prior to, or upon delivery of the vessels. All preferred stock has similar characteristics to those described in Note 17. As of December 31, 2010, all four vessels were delivered to Navios Holdings.

In August 2009, Navios Holdings agreed to acquire two additional Capesize vessels for its wholly owned fleet. Both of them were delivered during the fourth quarter of 2010. The total consideration of the vessels was approximately $141,458, of which $47,890 was funded through the issuance of shares of preferred stock with similar characteristics to those described in Note 17.

On September 18, 2009, the Navios Celestial, a 2009-built, 58,084 dwt, Ultra Handymax was delivered to Navios Holdings. The vessel's acquisition price was approximately $34,132, of which $31,629 was paid in cash. The remaining amount was funded through the issuance of 500 shares of preferred stock which had a nominal value of $5,000 and a fair value of $2,503 (see also Note 17).

On April 28, 2010, the Navios Vector, a 50,296 dwt Ultra Handymax vessel and former long-term chartered-in vessel in operation, was delivered to Navios Holdings' owned fleet. The Navios Vector's acquisition cost was approximately $30,000, which was financed through the release of $17,982 of restricted cash, which was kept for investing activities, and the remaining balance was paid with existing cash.

On September 20, 2010, the Navios Melodia, a 2010-built, 179,132 dwt, Capesize vessel, was delivered to Navios Holdings for an acquisition price of approximately $69,065, of which $19,657 was paid in cash, $36,987 was financed through a loan and the remaining amount was funded through the issuance of 2,500 shares of preferred stock that had a nominal value of $25,000 and a fair value of $12,421 (Note 17).

On October 1, 2010, the Navios Fulvia, a 2010-built, 179,263 dwt Capesize vessel, was delivered to Navios Holdings. The vessel's purchase price was approximately $67,511, of which $14,254 was paid in cash, $36,987 was financed through a loan and the remaining amount was funded through the issuance of 1,870 shares of preferred stock in 2009 that had a nominal value of $18,700 and a fair value of $7,177 and through the issuance of 1,870 shares of preferred stock in 2010 that had a nominal value of $18,700 and a fair value of $9,093 (see Note 17).

On October 29, 2010, the Navios Buena Ventura, a new 2010-built, 179,132 dwt Capesize vessel, was delivered from a South Korean shipyard to Navios Holdings' owned fleet for an acquisition price $71,209, of which $19,089 was paid in cash, $39,000 was financed through loan and the remaining amount was funded through the issuance of 2,500 shares of preferred stock that had a nominal value of $25,000 and a fair value of $13,120 (Note 17). Following the delivery of the Navios Buena Ventura, $39,000 (see Note 11), which was kept in a pledged account in Dekabank, was released to finance the delivery of this vessel as collateral.

On November 17, 2010, the Navios Luz, a new 2010-built, 179,144 dwt Capesize vessel, was delivered from a South Korean shipyard to Navios Holdings' owned fleet. The vessel's acquisition price was $54,501, of which $563 was paid in cash, $37,500 was financed through a loan and the remaining amount was funded through the issuance of 2,571 shares of preferred stock in 2009 that had a nominal value of $25,710 and a fair value of $11,728 and through the issuance of 980 shares of preferred stock in 2010 that had a nominal value of $9,800 and a fair value of $4,710 (see Note 17).

On December 3, 2010, the Navios Etoile, a new 2010-built, 179,234 dwt Capesize vessel, was delivered from a South Korean shipyard to Navios Holdings' owned fleet. The vessel's acquisition price was $66,163, of which $22,781 was paid in cash, $37,500 was financed through a loan and the remaining amount was funded through the issuance of 258 shares of preferred stock in 2009 that had a nominal value of $2,580 and a fair value of $1,177 and through the issuance of 980 shares of preferred stock in 2010 that had a nominal value of $9,800 and a fair value of $4,705 (see Note 17).

On December 17, 2010, the Navios Bonheur, a new 2010-built, 179,259 dwt Capesize vessel, was delivered from a South Korean shipyard to Navios Holdings' owned fleet, for an acquisition price $68,883, of which $691 was paid in cash, $56,790 was financed through a loan and the remaining amount was funded through the issuance of 2,500 shares of preferred stock that had a nominal value of $25,000 and a fair value of $11,402 (see Note 17).

On January 28, 2011, Navios Holdings took delivery of the Navios Altamira, a new, 179,165 dwt 2010-built Capesize vessel, from a South Korean shipyard for an acquisition price of $55,427, of which $15,427 was paid in cash and the remaining amount of $40,000 was funded through a loan (see Note 11).

On February 14, 2011, Navios Holdings took delivery of the Navios Azimuth, a new, 179,169 dwt 2011-built Capesize vessel from a South Korean shipyard for a purchase price of approximately $55,672, of which $14,021 was paid in cash, $40,000 was financed through a loan and the remaining amount was funded through the issuance of 300 shares of preferred stock issued on January 27, 2010, which had a nominal value of $3,000 and a fair value of $1,651 (see Notes 11,17).

On February 21, 2011, Navios Holdings exercised its purchase option to acquire the Navios Astra, a 53,468 dwt Ultra-Handymax vessel and former long-term chartered-in vessel in operation, which was delivered to Navios Holdings' owned fleet. The Navios Astra's acquisition price was $22,775, of which $1,513 was the unamortized portion of the favorable lease term. On May 10, 2011, the amount of $18,850 was drawn to finance the acquisition of the Navios Astra (see Note 11).

Deposits for Vessel Acquisitions

On May 30, 2011, Navios Holdings agreed to acquire a 81,600 dwt bulk carrier vessel, the Navios Avior, which is scheduled to be delivered in May 2012 by a South Korean shipyard. The purchase price for the new vessel is approximately $35,500, which was partially funded with a credit facility for an amount of up to $23,000 provided by Emporiki Bank of Greece (see Note 11). As of December 31, 2011, $33,853 has been paid as deposits.

On October 31, 2011, Navios Holdings agreed to acquire a 81,600 dwt bulk carrier, the Navios Centaurus, which is scheduled to be delivered in March 2012 by a South Korean shipyard. The aggregate purchase price for the new vessel is approximately $35,250, which was partially funded with a credit facility for an amount of up to $23,000 provided by Emporiki Bank of Greece (see Note 11).  As of December 31, 2011, $29,951 has been paid as deposits.

Navios Acquisition

On June 29, 2010, Navios Acquisition took delivery of the Colin Jacob, an LR1 product tanker, as part of the initial acquisition of the 13 vessels, for total cost of $43,733, of which $39,310 was paid in cash and $4,423 was transferred from vessel deposits.

On July 2, 2010, Navios Acquisition took delivery of the Ariadne Jacob, an LR1 product tanker, as part of the initial acquisition of the 13 vessels, for total cost of $43,729, of which $39,306 was paid in cash and $4,423 was transferred from vessel deposits.

On September 10, 2010, Navios Acquisition took delivery of seven very large crude carriers, of which six are currently operating and one will be delivered in June 2011. Total fair value attributed to the six currently operating vessels was $419,500 (see Note 3).

On October 27, 2010, Navios Acquisition's took delivery of the Nave Cosmos, a 25,130 dwt chemical tanker, from a South Korean shipyard for total cost of $31,789, of which $11,294 was paid in cash and $20,495 was transferred from vessel deposits.

Deposits for vessel acquisitions represent deposits for vessels to be delivered in the future. As of December 31, 2010, Navios Acquisition vessel deposits amounted to $296,690, of which $181,050 was financed through loans, $1,649 was financed through the issuance of shares of preferred stock (see note 17) and the remaining amount was funded through existing cash.

Navios Logistics

During the first quarter of 2010, Navios Logistics began the construction of a grain drying and conditioning facility at its dry port facility in Nueva Palmira, Uruguay. The facility, which has been operational since May 16, 2011, has been financed entirely with funds provided by Navios Logistics' dry port operations. For the construction of the facility, Navios Logistics paid $848 during the year ended December 31, 2011 and $3,043 during the year ended December 31, 2010.

In June 2009 and February 2010, Navios Logistics took delivery of two product tankers, the Makenita H and the Sara H, respectively. The purchase price of the vessels (including direct costs) amounted to approximately $25,207 and $17,981, respectively.

During 2011, Navios Logistics used a portion of the proceeds from the Logistics Senior Notes (as defined in Note 11) to pay $10,819 for the acquisition of two pushboats named the William Hank and the Lonny Fugate and another $6,360 for the acquisition of a pushboat named the WW Dyer. Additionally, Navios Logistics used a portion of such proceeds to pay $19,836 for the acquisition of 66 dry barges, $17,635 relating to transportation and other related costs associated with the acquired pushboats and barges, and $4,304 for the acquisition of a floating drydock facility.

Additionally, during 2011, Navios Logistics performed some improvements relating to its vessels, the Malva H, the Estefania H and the San San H (formerly known as the Jiujiang), amounting to $44, $611 and $1,070, respectively.

Following the acquisition of two pieces of land for $987 in 2010, in September 2011, Navios Logistics paid a total of $389 for the acquisition of a third piece of land. All of these pieces of land are located at the south of the Nueva Palmira Free Zone and were acquired as part of a project to develop a new transshipment facility for mineral ores and liquid bulks.
During 2011, Navios Logistics also commenced the construction of a new silo at its dry port facility in Nueva Palmira, Uruguay. The silo is expected to be operational in April 2012. As of December 31, 2011, Navios Logistics had paid $6,363 for the silo construction.

In June 2010, Navios Logistics entered into long-term bareboat agreements for two new product tankers, the Stavroula and the San San H, each with a capacity of 16,871 dwt. The San San H and the Stavroula were delivered in June and July 2010, respectively. Both tankers are chartered-in for a two-year period, and Navios Logistics has the obligation to purchase the vessels immediately upon the expiration of their respective charter periods. The purchase price of the vessels (including direct costs) amounted to approximately $19,643 and $17,904, respectively. As of December 31, 2011 the obligations for these vessels were accounted for as capital leases and the lease payments during 2011 for both vessels were $1,040 (2010: $1,771).